Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure Of Expense [line items]
Impairment on certain software platform and intangible assets recognized on acquisitions		₨ 2,418	₨ 0	₨ 2,318
Miscellaneous expenses	[1]	4,836	₨ 5,344	11,736
Contributions made to Covid - 19		₨ 991
National Grid on settlement of legal claim [member]
Disclosure Of Expense [line items]
Miscellaneous expenses				₨ 5,141	$ 75

[1]	Miscellaneous expenses for the year ended March 31, 2019, includes an amount of ₹ 5,141 ($ 75 million) paid to National Grid on settlement of a legal claim against the Company and for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.